Note E - Leases - Operating Lease Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
2020	$ 180
2021	157
2022	157
2023	116
2024	95
Thereafter	546
Total lease payments	1,251
Less: Imputed Interest	(198)
Total operating leases	$ 1,053